Equity (Dividends Distributed to the Company's Shareholders) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross Dividend Distributed		$ 474	$ 1,166	$ 276
Amount of the dividend per share (in $)		$ 0.36	$ 0.9	$ 0.21
February 10, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Mar. 16, 2021
Gross Dividend Distributed				$ 34
Amount of the dividend per share (in $)				$ 0.03
May 5, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Jun. 16, 2021
Gross Dividend Distributed				$ 67
Amount of the dividend per share (in $)				$ 0.05
July 27, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Sep. 01, 2021
Gross Dividend Distributed				$ 68
Amount of the dividend per share (in $)				$ 0.05
November 3, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Dec. 15, 2021
Gross Dividend Distributed				$ 107
Amount of the dividend per share (in $)				$ 0.08
February 8, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Mar. 08, 2022
Gross Dividend Distributed			$ 169
Amount of the dividend per share (in $)			$ 0.13
May 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Jun. 15, 2022
Gross Dividend Distributed			$ 307
Amount of the dividend per share (in $)			$ 0.24
July 26, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Sep. 14, 2022
Gross Dividend Distributed			$ 376
Amount of the dividend per share (in $)			$ 0.29
November 8, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Dec. 14, 2022
Gross Dividend Distributed			$ 314
Amount of the dividend per share (in $)			$ 0.24
August 8, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Sep. 13, 2023
Gross Dividend Distributed		$ 82
Amount of the dividend per share (in $)		$ 0.06
November 7, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Dec. 20, 2023
Gross Dividend Distributed		$ 68
Amount of the dividend per share (in $)		$ 0.05
May 9, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Jun. 14, 2023
Gross Dividend Distributed		$ 146
Amount of the dividend per share (in $)		$ 0.11
February 14, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Mar. 15, 2023
Gross Dividend Distributed		$ 178
Amount of the dividend per share (in $)		$ 0.14
February 26, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[2]	Mar. 26, 2024
Gross Dividend Distributed	[2]	$ 61
Amount of the dividend per share (in $)	[2]	$ 0.05

[1]	The record date is March 1, 2023, and the payment date is March 15, 2023.
[2]	The record date is March 14, 2024, and the payment date is March 26, 2024.